Financial assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 1,320,111		€ 1,295,290
Impairment loss (reversal)	6,577	€ 6,237
Financial assets at amortised cost
Debt Instruments
Exposure in impaired assets purchased with impairment	1,239,482		1,213,610
Previously written-off assets recovered	803	864
Loss due to contract renegotiation and modification	260	264
Impairment loss (reversal)	6,569	€ 6,243
Financial instruments purchased credit impaired
Debt Instruments
Exposure in impaired assets purchased with impairment	674		€ 743
Financial instruments purchased credit impaired | Business combinations carried out
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 252